UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)
Copy to:
Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Master Trust

Annual Report  |  April 30, 2017

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 to April 30, 2017.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2016	Ending account value April 30, 2017	Expenses paid during period[1] 11/01/16 to 04/30/17	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,004.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Government Master Fund

Actual	$1,000.00	$1,002.50	$0.40	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.40	0.08

Treasury Master Fund

Actual	$1,000.00	$1,002.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund

Actual	$1,000.00	$1,003.90	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

Actual	$1,000.00	$1,002.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	25 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.1%
Canada	8.0
Singapore	7.5
Sweden	6.7
France	6.1
Total	80.4%

Portfolio composition[2]
Commercial paper	51.0%
Certificates of deposit	17.7
Repurchase agreements	16.7
Time deposits	14.6
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	56 days

Portfolio composition[2]
US government and agency obligations	68.3%
Repurchase agreements	30.9
Other assets less liabilities	0.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	49 days

Portfolio composition[2]
Repurchase agreements	51.1%
US government obligations	41.1
Other assets less liabilities	7.8
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	26 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	52.9%
France	7.3
Sweden	7.3
Canada	7.1
Singapore	5.0
Total	79.6%

Portfolio composition[2]
Commercial paper	46.8%
Certificates of deposit	19.7
Time deposits	15.7
Repurchase agreements	11.1
US government and agency obligations	6.7
Other assets less liabilities	0.0 [3]
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.
[3]	Represents less than 0.05% of net assets.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2017 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	93.3%
Tax-exempt commercial paper	6.6
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Time deposits—14.55%
Banking-non-US—14.55%
Credit Agricole Corporate & Investment Bank 0.830%, due 05/01/17	$90,000,000	$90,000,000
DnB NOR Bank ASA 0.820%, due 05/01/17	50,000,000	50,000,000
Natixis 0.820%, due 05/01/17	95,000,000	95,000,000
Nordea Bank AB 0.830%, due 05/01/17	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB 0.830%, due 05/01/17	50,000,000	50,000,000
Svenska Handelsbanken 0.820%, due 05/01/17	50,000,000	50,000,000
Total time deposits (cost—$460,000,000)		460,000,000

Certificates of deposit—17.74%
Banking-non-US—16.16%
Bank of Montreal
1.120%, due 05/03/17	25,000,000	25,000,453
1.120%, due 06/21/17	10,000,000	10,001,495
1.260%, due 10/13/17	39,000,000	39,017,267
1.458%, due 05/12/17[1]	25,000,000	25,033,917
Bank of Nova Scotia 1.337%, due 05/16/17[1]	20,000,000	20,026,250
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.120%, due 07/05/17	20,000,000	20,003,024
Canadian Imperial Bank of Commerce
1.170%, due 08/08/17	10,000,000	10,003,654
1.449%, due 05/09/17[1]	25,000,000	25,031,038
Commonwealth Bank of Australia 1.336%, due 05/08/17[1]	25,000,000	25,014,733
DnB NOR Bank ASA 1.147%, due 05/16/17[1]	22,000,000	22,002,354
1.340%, due 05/11/17[1]	25,000,000	25,015,294
KBC Bank NV 0.900%, due 05/03/17	48,500,000	48,499,717
Rabobank Nederland NV
1.312%, due 05/22/17[1]	20,000,000	20,024,460
1.359%, due 05/10/17[1]	25,000,000	25,016,199
Skandinaviska Enskilda Banken AB 1.291%, due 05/22/17[1]	5,000,000	5,003,526
1.416%, due 05/08/17[1]	25,000,000	25,033,500
Sumitomo Mitsui Banking Corp. 1.060%, due 05/08/17	25,000,000	25,001,304
Svenska Handelsbanken AB 1.210%, due 07/26/17	10,000,000	10,003,940
1.279%, due 05/15/17[1]	20,000,000	20,017,281
1.366%, due 05/08/17[1]	25,000,000	25,015,616
Swedbank AB 1.328%, due 05/22/17[1]	11,000,000	11,002,816
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	25,000,000	25,001,832
1.475%, due 07/13/17[1]	25,000,000	25,044,140

		510,813,810

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-US—1.58%
Wells Fargo Bank N.A.
1.280%, due 05/15/17[1]	$25,000,000	$25,009,191
1.640%, due 07/27/17[1]	25,000,000	25,034,989

		50,044,180
Total certificates of deposit (cost—$560,513,431)		560,857,990

Commercial paper[2]—51.00%
Asset backed-miscellaneous—24.66%
Albion Capital Corp. 1.010%, due 05/16/17	17,000,000	16,992,741
Antalis S.A 1.015%, due 05/10/17	13,900,000	13,895,774
Atlantic Asset Securitization LLC 0.800%, due 05/01/17	50,000,000	49,996,083
Barton Capital LLC 1.226%, due 05/10/17[1]	30,000,000	29,998,693
CAFCO LLC 1.150%, due 06/13/17	40,000,000	39,954,153
Fairway Finance Co. LLC
1.173%, due 05/08/17[1]	30,000,000	30,004,074
1.178%, due 05/16/17[1]	34,000,000	34,004,015
1.340%, due 05/12/17[1]	25,000,000	25,004,023
Gotham Funding Corp.
1.015%, due 05/09/17	40,500,000	40,488,739
1.150%, due 06/15/17	26,000,000	25,964,224
Liberty Street Funding LLC
1.017%, due 05/30/17	20,000,000	19,982,311
1.150%, due 05/17/17	25,000,000	24,987,597
1.150%, due 07/06/17	11,000,000	10,977,082
1.250%, due 07/11/17	30,000,000	29,932,043
Manhattan Asset Funding Co. LLC
1.010%, due 05/11/17	46,376,000	46,360,676
1.015%, due 05/18/17	20,000,000	19,989,500
Old Line Funding LLC
1.152%, due 05/30/17[1]	7,000,000	6,999,602
1.181%, due 05/22/17[1]	47,000,000	46,998,184
1.182%, due 05/30/17[1]	20,000,000	19,999,195
Thunder Bay Funding LLC
1.026%, due 05/03/17[1]	40,000,000	39,999,518
1.156%, due 05/08/17[1]	31,000,000	30,998,685
1.390%, due 05/15/17[1]	18,150,000	18,149,034
Versailles Commercial Paper LLC
1.210%, due 05/15/17[1]	30,000,000	30,005,638
1.232%, due 05/02/17[1]	40,000,000	39,999,998
Victory Receivables Corp.
1.020%, due 06/01/17	25,000,000	24,971,690
1.150%, due 06/14/17	40,000,000	39,935,767
1.170%, due 07/07/17	23,000,000	22,942,308

		779,531,347

Banking-non-US—23.17%
ANZ National International Ltd. 1.160%, due 08/01/17	25,000,000	24,932,247
Australia & New Zealand Banking Group Ltd. 1.322%, due 05/03/17[1]	23,000,000	23,012,802

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Bank of Nova Scotia 1.454%, due 05/12/17[1]	$25,000,000	$25,005,130
Barclays Bank PLC 1.230%, due 05/25/17[3]	29,000,000	29,007,910
Canadian Imperial Bank of Commerce 1.220%, due 07/24/17	25,000,000	24,939,463
Commonwealth Bank of Australia
1.286%, due 07/13/17[1]	3,000,000	3,001,122
1.358%, due 05/23/17[1]	9,000,000	9,015,001
1.510%, due 05/17/17[1]	20,000,000	20,050,685
DBS Bank Ltd. 1.120%, due 07/05/17	30,000,000	29,946,790
DnB NOR Bank ASA 1.200%, due 07/26/17	25,000,000	24,934,115
Erste Abwicklungsanstalt 1.100%, due 06/07/17	30,000,000	29,971,433
Mitsubishi UFJ Trust & Banking Corp. 1.050%, due 05/08/17	25,000,000	24,993,702
Mizuho Bank Ltd.
1.100%, due 05/31/17	20,000,000	19,983,225
1.100%, due 07/19/17	28,000,000	27,930,801
National Australia Bank Ltd.
1.239%, due 05/15/17[1]	8,000,000	8,006,819
1.317%, due 05/16/17[1]	20,500,000	20,526,964
NRW Bank 1.016%, due 05/10/17	24,000,000	23,992,304
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[1]	20,000,000	20,002,444
1.201%, due 05/25/17[1]	26,500,000	26,504,864
1.224%, due 06/05/17[1]	20,000,000	20,007,466
1.338%, due 07/11/17[1]	20,000,000	20,011,946
Skandinaviska Enskilda Banken AB 1.160%, due 07/26/17	25,500,000	25,436,517
Societe Generale 0.870%, due 05/03/17	85,000,000	84,989,729
Sumitomo Mitsui Banking Corp. 1.150%, due 07/21/17	32,000,000	31,917,867
United Overseas Bank Ltd.
1.170%, due 07/11/17	21,000,000	20,958,862
1.178%, due 05/22/17[1]	25,000,000	25,002,634
1.200%, due 08/04/17	25,000,000	24,931,536
1.230%, due 07/17/17	25,000,000	24,946,278
Westpac Banking Corp.
1.310%, due 05/17/17[1]	9,500,000	9,507,147
1.483%, due 05/05/17[1]	20,000,000	20,038,925
Westpac Securities NZ Ltd. 1.296%, due 05/08/17[1]	9,000,000	9,005,145

		732,511,873

Banking-US—2.06%
Bedford Row Funding Corp.
1.230%, due 07/26/17	25,000,000	24,937,082
1.283%, due 05/30/17[1]	20,000,000	19,999,225
1.458%, due 07/12/17[1]	20,000,000	20,030,781

		64,967,088

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Finance-other—1.11%
CNPC Finance 1.050%, due 05/02/17	$35,000,000	$34,996,749
Total commercial paper (cost—$1,611,705,149)		1,612,007,057

Repurchase agreements—16.67%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $168,792,784 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 05/25/47; (value—$86,377,059); proceeds: $80,007,867	80,000,000	80,000,000
Repurchase agreement dated 01/31/17 with BNP Paribas SA, 1.280% due 05/01/17, collateralized by $20,127,274 various asset-backed convertible bonds, zero coupon to 10.000% due 11/14/17 to 01/01/49; (value—$21,591,369); proceeds: $20,064,000	20,000,000	20,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $39,569,500 US Treasury Bond, 6.250% due 08/15/23; (value—$50,003,223); proceeds: $50,003,125	50,000,000	50,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $96,471,900 US Treasury Bond Principal STRIPs, zero coupon to 4.250% due 08/15/27 to 11/15/46, and $194,292,174 US Treasury Bond STRIPs, zero coupon due 08/15/27 to 02/15/47; (value—$154,632,015); proceeds: $151,609,980	151,600,000	151,600,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $146,813,429 Government National Mortgage Association obligation, 3.500% due 04/20/47; (value—$153,000,000); proceeds: $150,023,042	150,000,000	150,000,000
Repurchase agreement dated 04/03/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.410% due 06/05/17, collateralized by $300,960,685 various asset-backed convertible bonds, 1.173% to 1.570% due 03/11/21 to 02/25/57; (value—$80,250,000); proceeds: $75,185,063[3,4]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $335,000 US Treasury Note, 2.125% due 08/15/21; (value—$341,982); proceeds: $335,001	$335,000	$335,000
Total repurchase agreements (cost—$526,935,000)		526,935,000
Total investments (cost—$3,159,153,580)—99.96%		3,159,800,047

Other assets in excess of liabilities—0.04%		1,317,752
Net assets—100.00%		$3,161,117,799

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to the page 25.

Aggregate cost for federal income tax purposes was $3,159,153,580; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$701,462
Gross unrealized depreciation	(54,995)
Net unrealized appreciation	$646,467

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$460,000,000	$—	$460,000,000
Certificates of deposit	—	560,857,990	—	560,857,990
Commercial paper	—	1,612,007,057	—	1,612,007,057
Repurchase agreements	—	526,935,000	—	526,935,000
Total	$—	$3,159,800,047	$—	$3,159,800,047

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—68.26%
Federal Farm Credit Bank
0.540%, due 05/24/17[1]	$48,000,000	$47,983,440
0.700%, due 09/20/17[1]	99,000,000	98,726,650
0.888%, due 05/03/17[2]	100,000,000	99,996,002
0.961%, due 05/26/17[2]	40,000,000	40,000,000
0.973%, due 05/20/17[2]	23,000,000	22,998,809
0.976%, due 05/21/17[2]	40,000,000	40,008,315
1.016%, due 05/06/17[2]	100,000,000	99,998,589
1.028%, due 05/05/17[2]	100,000,000	99,999,736
1.040%, due 05/11/17[2]	133,000,000	133,039,842
1.044%, due 05/08/17[2]	128,700,000	128,643,047
1.063%, due 05/28/17[2]	40,000,000	39,999,067
1.073%, due 05/05/17[2]	95,000,000	95,000,822
1.081%, due 05/25/17[2]	100,000,000	99,978,874
1.085%, due 05/29/17[2]	122,000,000	122,000,000
1.113%, due 07/23/17[2]	100,000,000	100,013,482
1.126%, due 05/06/17[2]	118,500,000	118,490,200
Federal Home Loan Bank
0.545%, due 05/03/17[1]	35,000,000	34,998,940
0.550%, due 05/15/17[1]	98,000,000	97,979,039
0.550%, due 06/27/17[1]	50,000,000	49,956,458
0.560%, due 05/30/17[1]	200,000,000	199,909,778
0.567%, due 05/01/17[2]	150,000,000	150,000,000
0.609%, due 05/01/17[2]	125,000,000	124,996,513
0.629%, due 05/04/17[1]	198,000,000	197,989,770
0.630%, due 05/23/17[1]	88,000,000	87,966,120
0.630%, due 07/28/17[1]	110,000,000	109,830,600
0.635%, due 05/19/17[1]	188,000,000	187,940,310
0.635%, due 07/25/17[1]	100,000,000	99,850,069
0.638%, due 07/28/17[1]	45,000,000	44,929,820
0.640%, due 08/01/17[1]	112,300,000	112,116,327
0.640%, due 08/09/17[1]	198,000,000	197,648,000
0.643%, due 08/04/17[1]	200,000,000	199,660,639
0.650%, due 06/23/17[1]	46,000,000	45,955,981
0.650%, due 08/01/17[1]	187,000,000	186,689,372
0.670%, due 08/16/17[1]	198,000,000	197,605,705
0.684%, due 08/25/17[1]	99,000,000	98,781,804
0.695%, due 08/30/17[1]	200,000,000	199,532,806
0.730%, due 06/02/17[1]	100,000,000	99,935,111
0.730%, due 07/03/17[1]	173,000,000	172,778,993
0.732%, due 05/17/17[2]	188,000,000	188,000,000
0.750%, due 10/18/17[1]	70,000,000	69,752,083
0.755%, due 05/10/17[1]	100,000,000	99,981,125
0.770%, due 05/30/17[1]	82,000,000	81,949,137
0.770%, due 06/05/17[1]	98,000,000	97,926,636
0.770%, due 06/09/17[1]	82,000,000	81,931,598
0.770%, due 06/12/17[1]	100,000,000	99,910,167
0.770%, due 06/14/17[1]	230,000,000	229,783,544
0.780%, due 06/09/17[1]	100,000,000	99,915,500
0.780%, due 06/15/17[1]	63,000,000	62,938,575
0.785%, due 06/06/17[1]	100,000,000	99,921,500
0.785%, due 06/23/17[1]	46,000,000	45,946,838
0.790%, due 06/07/17[1]	98,000,000	97,920,429
0.800%, due 07/05/17[1]	170,000,000	169,754,445
0.839%, due 05/16/17[2]	259,000,000	259,009,543
0.860%, due 07/26/17[1]	198,000,000	197,593,220
0.863%, due 07/17/17[2]	75,000,000	75,000,000

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.865%, due 06/06/17[2]	$86,800,000	$86,789,907
0.871%, due 07/12/17[2]	75,000,000	75,000,000
0.879%, due 05/14/17[2]	189,000,000	189,000,000
0.879%, due 05/15/17[2]	250,000,000	250,008,866
0.891%, due 07/20/17[2]	90,000,000	90,000,000
0.895%, due 06/01/17[2]	50,000,000	50,055,393
0.896%, due 07/16/17[2]	140,000,000	140,000,000
0.910%, due 09/22/17[1]	100,000,000	99,636,000
0.924%, due 05/05/17[2]	50,000,000	50,000,000
0.938%, due 06/05/17[2]	99,000,000	99,001,767
0.941%, due 05/06/17[2]	77,500,000	77,517,016
0.964%, due 05/18/17[2]	149,000,000	149,000,000
0.975%, due 10/25/17[1]	12,000,000	11,942,475
0.978%, due 05/12/17[2]	150,000,000	149,985,135
0.980%, due 10/30/17[1]	100,000,000	99,504,556
1.003%, due 05/28/17[2]	44,750,000	44,746,530
1.033%, due 05/03/17[2]	50,000,000	50,000,000
1.038%, due 05/22/17[2]	54,500,000	54,499,604
1.041%, due 05/06/17[2]	50,000,000	50,000,000
1.054%, due 05/10/17[2]	60,000,000	59,990,446
1.058%, due 05/02/17[2]	69,050,000	69,049,027
1.090%, due 07/27/17[2]	14,000,000	14,012,822
1.090%, due 07/27/17[2]	27,000,000	27,024,728
1.106%, due 06/08/17[2]	50,000,000	50,114,797
1.122%, due 06/30/17[2]	100,000,000	100,000,000
1.123%, due 07/01/17[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.490%, due 05/15/17[1]	222,000,000	221,957,697
0.889%, due 09/15/17[1]	98,000,000	97,668,452
1.048%, due 05/05/17[2]	150,000,000	150,000,000
1.125%, due 07/08/17[2]	140,000,000	140,000,000
Federal National Mortgage Association
0.609%, due 06/01/17	97,061,000	97,011,121
0.875%, due 10/26/17	190,000,000	190,069,044
1.102%, due 06/21/17[2]	30,000,000	30,073,093
1.128%, due 07/11/17[2]	100,000,000	100,000,000
US Treasury Bills
0.631%, due 05/18/17[1]	98,000,000	97,970,799
0.892%, due 09/28/17[1]	200,000,000	199,256,667
US Treasury Notes
0.625%, due 08/31/17	98,000,000	97,942,074
0.750%, due 10/31/17	195,000,000	194,939,190
0.750%, due 12/31/17	60,000,000	59,952,073
0.750%, due 01/31/18	195,000,000	194,848,591
0.875%, due 05/15/17	98,000,000	98,013,329
0.875%, due 10/15/17	313,000,000	313,196,447
0.875%, due 11/30/17	325,000,000	325,087,301
0.875%, due 01/31/18	103,000,000	103,020,876
1.000%, due 12/31/17	275,000,000	275,260,620
1.000%, due 02/15/18	250,000,000	250,256,317
1.875%, due 08/31/17	48,000,000	48,188,311
Total US government and agency obligations (cost—$11,862,754,441)		11,862,754,441

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—30.93%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,452,800 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 08/15/22; (value—$255,000,074); proceeds: $250,037,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.790% due 05/02/17, collateralized by $330,111,416 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 01/01/29 to 12/01/42 and $631,979,235 Federal National Mortgage Association obligations, 3.000% to 4.000% due 09/01/28 to 04/01/47; (value—$765,000,000); proceeds: $750,115,208	750,000,000	750,000,000
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $70,722,200 US Treasury Bond, 4.625% due 02/15/40, $411,108,600 US Treasury Notes, 0.750% to 2.000% due 08/31/18 to 04/30/22, $384,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/37 to 11/15/46 and $6,332,399 US Treasury Bonds STRIPs, zero coupon due 05/15/27 to 08/15/32; (value—$510,000,046); proceeds: $500,076,806	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $261,861,400 US Treasury Notes, 1.125% due 09/30/21, $1,000 US Treasury Bonds Principal STRIP, zero coupon due 02/15/19 and $900 US Treasury Notes Principal STRIP, zero coupon due 11/15/17; (value—$255,000,059); proceeds: $250,016,667	250,000,000	250,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $15,260,200 US Treasury Bond, 3.000% due 11/15/45 and $185,812,100 US Treasury Notes, 1.875% to 2.375% due 01/31/22 to 08/15/24; (value—$204,000,075); proceeds: $200,013,667	200,000,000	200,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.830% due 05/01/17, collateralized by $1,100,000 Federal Home Loan Bank obligation, 5.365% due 09/09/24, $11,446,000 Federal National Mortgage Association obligations, 2.625% to 5.625% due 09/06/24 to 07/15/37, $87,690,900 US Treasury Notes, 1.000% to 2.250% due 02/15/18 to 02/15/25 and $3,087,800 US Treasury Bond Principal STRIPs, zero coupon due 02/15/29 to 05/15/41; (value—$102,000,017); proceeds: $100,006,917	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $59,354,200 US Treasury Bond, 6.250% due 08/15/23; (value—$75,004,771); proceeds: $75,004,688	$75,000,000	$75,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $100,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.150% due 11/14/17 to 09/04/18 and $105,347,281 US Treasury Bond STRIPs, zero coupon due 05/15/30 to 11/15/44; (value—$159,120,000); proceeds: $156,010,270	156,000,000	156,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $134,777,300 US Treasury Bonds, 2.500% to 6.625% due 02/15/27 to 05/15/46, $4,239,600 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $77,781,100 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26 and $80,326,900 US Treasury Notes, 0.750% to 2.750% due 01/31/18 to 05/15/24; (value—$306,000,046); proceeds: $300,019,250	300,000,000	300,000,000

Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.780% due 05/01/17, collateralized by $1,881,807,950 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.500% due 11/01/17 to 05/01/47, $2,690,070,631 Federal National Mortgage Association obligations, 1.838% to 6.060% due 06/01/17 to 05/01/47, $356,031,289 Government National Mortgage Association obligations, 2.000% to 4.000% due 11/20/37 to 01/20/47, $416,200 US Treasury Bill, zero coupon due 03/29/18, $1,505,100 US Treasury Bonds, 2.500% to 3.000% due 05/15/45 to 05/15/46 and $3,510,000 US Treasury Notes, 1.625% to 1.875% due 03/15/20 to 02/28/22; (value—$1,830,900,080); proceeds: $1,795,116,675

	1,795,000,000	1,795,000,000

Government Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.820% due 06/05/17, collateralized by $199,790,305 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.500% due 11/01/17 to 03/01/47, $634,984,716 Federal National Mortgage Association obligations, 1.492% to 5.500% due 07/01/18 to 08/01/48 and $530,977,407 Government National Mortgage Association obligations, 2.250% to 4.707% due 02/20/30 to 03/20/65; (value—$510,000,000); proceeds: $500,466,944[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $224,000 US Treasury Note, 2.125% due 08/15/21; (value—$228,668); proceeds: $224,001	224,000	224,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $26,783,985 Federal Home Loan Mortgage Corp. obligations, 3.500% to 4.500% due 03/01/32 to 12/01/45 and $116,760,138 Federal National Mortgage Association obligations, 3.000% to 4.500% due 12/01/25 to 02/01/47; (value—$102,000,000); proceeds: $100,014,972	100,000,000	100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with Toronto-Dominion Bank, 0.820% due 05/01/17, collateralized by $149,654,106 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 08/01/25 to 02/01/47 and $498,389,690 Federal National Mortgage Association obligations, 2.500% to 6.000% due 04/01/25 to 04/01/47; (value—$408,000,000); proceeds: $400,027,333	$400,000,000	$400,000,000
Total repurchase agreements (cost—$5,376,224,000)		5,376,224,000
Total investments (cost—$17,238,978,441 which approximates cost for federal income tax purposes)—99.19%		17,238,978,441

Other assets in excess of liabilities—0.81%		141,119,662
Net assets—100.00%		$17,380,098,103

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 25.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,862,754,441	$—	$11,862,754,441
Repurchase agreements	—	5,376,224,000	—	5,376,224,000
Total	$—	$17,238,978,441	$—	$17,238,978,441

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government obligations—41.15%
US Treasury Bills
0.600%, due 07/20/17[1]	$45,000,000	$44,939,500
0.640%, due 06/15/17[1]	173,000,000	172,861,492
0.893%, due 09/28/17[1]	250,000,000	249,070,312
0.905%, due 10/19/17[1]	198,000,000	197,148,847
US Treasury Notes
0.625%, due 05/31/17	250,000,000	250,008,323
0.625%, due 08/31/17	300,000,000	299,800,087
0.625%, due 11/30/17	200,000,000	199,802,174
0.750%, due 06/30/17	100,000,000	100,027,902
0.750%, due 10/31/17	315,000,000	314,869,185
0.750%, due 12/31/17	150,000,000	149,883,537
0.750%, due 01/31/18	278,000,000	277,740,803
0.875%, due 05/15/17	250,000,000	250,034,011
0.875%, due 07/15/17	198,000,000	198,111,554
0.875%, due 08/15/17	397,000,000	397,018,495
0.875%, due 10/15/17	465,000,000	465,272,453
0.875%, due 11/30/17	365,000,000	365,040,563
0.875%, due 01/15/18	200,000,000	200,029,774
0.875%, due 01/31/18	97,000,000	97,019,660
0.962%, due 05/01/17[2]	400,000,000	400,069,221
0.990%, due 05/01/17[2]	353,000,000	352,995,223
0.992%, due 05/01/17[2]	411,000,000	410,998,556
0.996%, due 05/01/17[2]	419,200,000	419,211,557
1.000%, due 12/15/17	200,000,000	200,045,288
1.012%, due 05/01/17[2]	547,000,000	547,029,609
1.094%, due 05/01/17[2]	316,750,000	316,916,937
1.875%, due 08/31/17	100,000,000	100,392,315
1.875%, due 09/30/17	197,000,000	197,862,654
1.875%, due 10/31/17	162,000,000	162,809,038
2.750%, due 05/31/17	149,000,000	149,242,812
Total US government obligations (cost—$7,486,251,882)		7,486,251,882

Repurchase agreements—51.06%
Repurchase agreement dated 04/25/17 with Barclays Capital, Inc., 0.780% due 05/02/17, collateralized by $253,235,900 US Treasury Notes, 1.500% to 2.250% due 05/31/20 to 01/31/24 and $13,900 US Treasury Bonds Principal STRIP, zero coupon due 05/15/42; (value—$255,000,058); proceeds: $250,037,917	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Barclays Capital, Inc., 0.780% due 05/03/17, collateralized by $52,706,600 US Treasury Bond, 4.500% due 02/15/36, $684,567,500 US Treasury Notes, 0.625% to 3.625% due 06/30/18 to 11/15/24, $403,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/27 to 11/15/46 and $7,018,068 US Treasury Bonds STRIPs, zero coupon due 11/15/17 to 02/15/29; (value—$765,000,085); proceeds: $750,113,750	750,000,000	750,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/27/17 with Barclays Capital, Inc., 0.790% due 05/04/17, collateralized by $148,692,200 US Treasury Bonds, 2.750% to 3.875% due 08/15/40 to 08/15/42, $349,374,900 US Treasury Notes, 0.625% to 2.500% due 09/30/17 to 05/15/24 and $1,900 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 11/15/46; (value—$510,000,066); proceeds: $500,076,806	$500,000,000	$500,000,000
Repurchase agreement dated 04/28/17 with Barclays Capital, Inc., 0.800% due 05/01/17, collateralized by $764,974,800 US Treasury Notes, 1.375% to 2.000% due 06/30/18 to 10/31/23 and $67 US Treasury Bonds STRIPs, zero coupon due 05/15/17 to 11/15/44; (value—$765,000,117); proceeds: $750,050,000	750,000,000	750,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 0.820% due 05/01/17, collateralized by $154,945,000 US Treasury Bill, zero coupon due 05/11/17, $200 US Treasury Bond, 3.000% due 11/15/44, $336,038,200 US Treasury Notes, 0.625% to 4.000% due 11/30/17 to 01/31/24, $26,244,952 US Treasury Bond STRIPs, zero coupon due 05/15/36 to 02/15/38; (value—$510,000,000); proceeds: $500,034,167	500,000,000	500,000,000
Repurchase agreement dated 04/28/17 with Federal Reserve Bank of New York, 0.750% due 05/01/17, collateralized by $3,933,977,100 US Treasury Bonds, 3.000% to 8.000% due 11/15/21 to 05/15/42; (value—$4,450,278,243); proceeds: $4,450,278,125	4,450,000,000	4,450,000,000
Repurchase agreement dated 04/25/17 with Goldman Sachs & Co., 0.760% due 05/02/17, collateralized by $111,645,800 US Treasury Bond, 8.750% due 08/15/20 and $114,510,800 US Treasury Note, 1.500% due 12/31/18; (value—$255,000,009); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/26/17 with Goldman Sachs & Co., 0.760% due 05/03/17, collateralized by $65,489,500 US Treasury Bill, zero coupon due 05/25/17 and $193,430,400 US Treasury Note, 1.125% due 06/30/21; (value—$255,000,094); proceeds: $250,036,944	250,000,000	250,000,000
Repurchase agreement dated 04/24/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.780% due 05/01/17, collateralized by $308,158,100 US Treasury Bond, 3.625% due 02/15/44 and $110,286,500 US Treasury Inflation Index Note, 0.125% due 07/15/26; (value—$459,000,008); proceeds: $450,068,250	450,000,000	450,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/17 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.790% due 05/01/17, collateralized by $425,354,800 US Treasury Inflation Index Bond, 0.125% due 07/15/26 and $77,525,800 US Treasury Note, 2.000% due 11/15/26; (value—$499,800,006); proceeds: $490,032,258	$490,000,000	$490,000,000
Repurchase agreement dated 04/28/17 with Mitsubishi UFJ Securities USA, Inc., 0.770% due 05/01/17, collateralized by $100 US Treasury Bill, zero coupon due 04/26/18, $32,727,200 US Treasury Bonds, 3.875% to 8.875% due 02/15/19 to 02/15/41, $25,591,500 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 07/15/24, $4,440,900 US Treasury Notes, 0.750% to 2.250% due 01/31/18 to 09/30/23 and $175,000,000 US Treasury Bond Principal STRIP, zero coupon due 08/15/41; (value—$153,000,096); proceeds: $150,009,625	150,000,000	150,000,000
Repurchase agreement dated 04/25/17 with Mitsubishi UFJ Securities USA, Inc., 0.790% due 05/08/17, collateralized by $150,400 US Treasury Bills, zero coupon due 06/29/17 to 04/26/18, $36,484,100 US Treasury Bonds, 3.375% to 8.875% due 02/15/19 to 05/15/44, $97,584,600 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $107,992,600 US Treasury Notes, 0.625% to 3.500% due 01/15/18 to 02/15/26 and $200 US Treasury Bond Principal STRIP, zero coupon due 05/15/44; (value—$255,000,055); proceeds: $250,071,319[3]	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $400,000 US Treasury Bond, 8.125% due 08/15/21; (value—$511,964); proceeds: $497,002	$497,000	$497,000
Repurchase agreement dated 04/26/17 with Toronto-Dominion Bank, 0.770% due 05/03/17, collateralized by $1,214,800 US Treasury Bills, zero coupon due 06/22/17 to 08/31/17, $51,956,000 US Treasury Bonds, 2.500% to 4.375% due 11/15/39 to 11/15/45 and $205,047,400 US Treasury Notes, 0.875% to 1.875% due 11/30/18 to 04/30/23; (value—$255,000,071); proceeds: $250,037,431	250,000,000	250,000,000
Total repurchase agreements (cost—$9,290,497,000)		9,290,497,000
Total investments (cost—$16,776,748,882 which approximates cost for federal income tax purposes)—92.21%		16,776,748,882

Other assets in excess of liabilities—7.79%		1,418,245,797
Net assets—100.00%		$18,194,994,679

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 25.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$7,486,251,882	$—	$7,486,251,882
Repurchase agreements	—	9,290,497,000	—	9,290,497,000
Total	$—	$16,776,748,882	$—	$16,776,748,882

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Treasury Master Fund

Portfolio of investments—April 30, 2017

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2017.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
US government and agency obligations—6.72%
Federal Home Loan Bank
0.770%, due 05/24/17[1]	$25,000,000	$24,987,702
US Treasury Bill
0.755%, due 06/22/17[1]	50,000,000	49,945,472
US Treasury Notes
0.625%, due 05/31/17	10,000,000	9,999,483
0.996%, due 05/01/17[2]	4,600,000	4,599,768
1.094%, due 05/01/17[2]	250,000	250,070
Total US government and agency obligations (cost—$89,782,495)		89,782,495

Time deposits—15.72%
Banking-non-US—15.72%
Credit Agricole Corporate & Investment Bank
0.830%, due 05/01/17	57,000,000	57,000,000
DnB NOR Bank ASA
0.820%, due 05/01/17	30,000,000	30,000,000
Natixis
0.820%, due 05/01/17	63,000,000	63,000,000
Skandinaviska Enskilda Banken AB
0.830%, due 05/01/17	30,000,000	30,000,000
Svenska Handelsbanken
0.820%, due 05/01/17	30,000,000	30,000,000
Total time deposits (cost—$210,000,000)		210,000,000

Certificates of deposit—19.72%
Banking-non-US—17.10%
Bank of Montreal
1.260%, due 10/13/17	16,500,000	16,500,000
1.458%, due 05/12/17[2]	10,000,000	10,000,000
1.588%, due 05/12/17[2]	9,000,000	9,000,000
Bank of Nova Scotia
1.337%, due 05/16/17[2]	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.120%, due 07/05/17	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
1.449%, due 05/09/17[2]	11,000,000	11,000,000
DnB NOR Bank ASA
1.147%, due 05/16/17[2]	9,000,000	9,000,000
1.340%, due 05/11/17[2]	10,000,000	10,000,000
KBC Bank N.V.
0.900%, due 05/03/17	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.
1.100%, due 07/19/17	13,000,000	13,000,000
Rabobank Nederland NV
1.312%, due 05/22/17[2]	10,000,000	10,000,000
Royal Bank of Canada
1.476%, due 07/12/17[2]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
1.416%, due 05/08/17[2]	10,000,000	10,000,000
Sumitomo Trust & Banking Co. Ltd.
1.060%, due 05/08/17	10,000,000	10,000,000
Svenska Handelsbanken
1.279%, due 05/15/17[2]	8,000,000	8,000,000
1.366%, due 05/08/17[2]	11,000,000	11,000,000
1.534%, due 05/15/17[2]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB
0.890%, due 05/02/17	$20,000,000	$20,000,000
Toronto Dominion Bank Ltd.
1.040%, due 06/21/17	10,000,000	10,000,000
1.475%, due 07/13/17[2]	10,000,000	10,000,000

		228,500,000

Banking-US—2.62%
Citibank New York N.A.
1.180%, due 09/18/17	16,000,000	16,000,000
Wells Fargo Bank N.A.
1.280%, due 05/15/17[2]	10,000,000	10,000,000
1.640%, due 07/27/17[2]	9,000,000	9,005,034

		35,005,034
Total certificates of deposit (cost—$263,505,034)		263,505,034

Commercial paper[1]—46.76%
Asset backed-miscellaneous—23.84%
Albion Capital Corp.
1.010%, due 05/16/17	17,552,000	17,544,614
1.010%, due 05/22/17	1,500,000	1,499,116
Barton Capital LLC
0.910%, due 05/01/17	10,000,000	10,000,000
0.990%, due 05/22/17	1,500,000	1,499,134
CAFCO LLC
1.150%, due 06/13/17	10,000,000	9,986,264
Fairway Finance Corp.
1.123%, due 05/22/17[2]	10,000,000	10,000,000
1.173%, due 05/08/17[2]	16,000,000	15,999,421
1.178%, due 05/16/17[2]	13,000,000	13,000,000
Gotham Funding Corp.
1.015%, due 05/19/17	1,500,000	1,499,250
1.150%, due 06/15/17	5,000,000	4,992,813
Liberty Funding LLC
1.017%, due 05/30/17	10,000,000	9,991,944
1.150%, due 05/17/17	10,000,000	9,994,889
1.150%, due 07/06/17	18,000,000	17,962,050
Manhattan Asset Funding Co. LLC
1.015%, due 05/17/17	1,500,000	1,499,333
1.015%, due 05/10/17	10,000,000	9,997,500
1.040%, due 06/20/17	15,000,000	14,978,333
1.131%, due 05/25/17[2]	10,000,000	10,000,000
Nieuw Amsterdam Receivables Corp.
1.050%, due 05/09/17	15,000,000	14,996,500
Old Line Funding LLC
1.152%, due 05/30/17[2]	10,000,000	10,000,000
1.171%, due 05/22/17[2]	10,000,000	10,000,000
1.182%, due 05/30/17[2]	5,000,000	5,000,000
Starbird Funding Corp.
0.990%, due 05/03/17	10,000,000	9,999,450
1.040%, due 05/22/17	15,000,000	14,990,900
Thunder Bay Funding LLC
1.026%, due 05/03/17[2]	12,000,000	12,000,000
1.156%, due 05/08/17[2]	13,000,000	13,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1.050%, due 05/01/17	$6,700,000	$6,700,000
1.210%, due 05/15/17[2]	15,000,000	15,000,000
1.232%, due 05/02/17[2]	15,000,000	15,000,000
Victory Receivables Corp.
1.015%, due 05/18/17	1,500,000	1,499,292
1.150%, due 06/14/17	15,000,000	14,978,917
1.170%, due 06/20/17	15,000,000	14,975,625

		318,585,345

Banking-non-US—19.03%
Australia & New Zealand Banking Group Ltd.
1.322%, due 05/03/17[2]	10,400,000	10,400,033
Bank of Nova Scotia
1.454%, due 05/12/17[2]	10,000,000	10,001,108
Barclays Bank PLC
1.230%, due 05/25/17[3]	9,000,000	9,000,000
Commonwealth Bank of Australia
1.286%, due 07/13/17[2]	11,000,000	11,000,000
1.558%, due 07/17/17[2]	8,000,000	8,000,000
DBS Bank Ltd.
1.120%, due 07/05/17	15,000,000	14,969,667
DnB NOR Bank ASA
0.900%, due 05/03/17	9,000,000	8,999,550
Erste Abwicklungsanstalt
1.100%, due 06/07/17	10,000,000	9,988,695
Federation Centres Ltd.
1.070%, due 08/08/17	16,000,000	15,952,920
Mitsubishi UFJ Trust & Banking Corp.
1.050%, due 05/08/17	15,000,000	14,996,938
Mizuho Bank Ltd.
1.100%, due 05/31/17	15,000,000	14,986,250
1.100%, due 07/19/17	12,000,000	11,971,033
National Australia Bank Ltd.
1.040%, due 05/01/17	9,000,000	9,000,000
1.317%, due 05/16/17[2]	8,000,000	8,000,000
Oversea-Chinese Banking Corp. Ltd.
1.186%, due 05/05/17[2]	10,000,000	10,000,000
1.224%, due 06/05/17[2]	10,000,000	10,000,000
Societe Generale
0.870%, due 05/03/17	35,000,000	34,998,308
Sumitomo Mitsui Banking Corp.
1.100%, due 07/05/17	15,000,000	14,970,208
United Overseas Bank Ltd.
1.178%, due 05/22/17[2]	10,000,000	10,000,000
1.230%, due 07/17/17	7,000,000	6,981,584
Westpac Banking Corp.
1.483%, due 05/05/17[2]	10,000,000	10,000,000

		254,216,294

Banking-US—0.75%
Bedford Row Funding Corp.
1.100%, due 05/04/17	7,000,000	6,999,358
1.530%, due 07/05/17[2]	3,000,000	3,000,000

		9,999,358

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Energy-integrated—2.39%
Sinopec Century Bright Capital Investment Ltd.
1.050%, due 05/04/17	$32,000,000	$31,997,200

Finance-other—0.75%
CNPC Finance
1.050%, due 05/03/17	10,000,000	9,999,417
Total commercial paper (cost—$624,797,614)		624,797,614

Repurchase agreements—11.05%
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.140% due 05/01/17, collateralized by $28,951,471 various asset-backed convertible bonds, 1.696% to 6.408% due 04/15/25 to 11/25/35; (value—$26,766,916); proceeds: $25,002,375	25,000,000	25,000,000
Repurchase agreement dated 04/28/17 with BNP Paribas SA, 1.180% due 05/01/17, collateralized by $16,604,143 various asset-backed convertible bonds, zero coupon to 12.250% due 06/01/17 to 01/01/49; (value—$16,160,742); proceeds: $15,001,475	15,000,000	15,000,000
Repurchase agreement dated 04/28/17 with Goldman Sachs & Co., 0.790% due 05/01/17, collateralized by $68,976,600 US Treasury Bond Principal STRIPs, zero coupon due 11/15/27 to 05/15/43 and $123,105,479 US Treasury Bonds STRIPs, zero coupon due 02/15/30 to 05/15/44; (value—$109,650,037); proceeds: $107,507,077	107,500,000	107,500,000
Repurchase agreement dated 04/28/17 with State Street Bank and Trust Co., 0.050% due 05/01/17, collateralized by $181,000 US Treasury Note, 2.125% due 08/15/21; (value—$184,772); proceeds: $181,001	181,000	181,000
Total repurchase agreements (cost—$147,681,000)		147,681,000
Total investments (cost—$1,335,766,143 which approximates cost for federal income tax purposes)—99.97%		1,335,766,143

Other assets in excess of liabilities—0.03%		391,581
Net assets—100.00%		$1,336,157,724

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 25.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$89,782,495	$—	$89,782,495
Time deposits	—	210,000,000	—	210,000,000
Certificates of deposit	—	263,505,034	—	263,505,034
Commercial paper	—	624,797,614	—	624,797,614
Repurchase agreements	—	147,681,000	—	147,681,000
Total	$—	$1,335,766,143	$—	$1,335,766,143

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2017 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	IIIiquid investment at the period end.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—93.26%
Alabama—1.08%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$4,000,000	$4,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 0.920%, VRD	5,000,000	5,000,000
University of Alabama Revenue (University Hospital), Series B, 0.910%, VRD	16,000,000	16,000,000

		25,000,000

Alaska—1.52%
Alaska International Airports Revenue Refunding (System), Series A, 0.880%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.860%, VRD	9,355,000	9,355,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series A, 0.850%, VRD	1,900,000	1,900,000
Series C, 0.850%, VRD	2,675,000	2,675,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.860%, VRD	14,325,000	14,325,000

		35,255,000

Arizona—0.06%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 0.920%, VRD	1,500,000	1,500,000

California—4.91%
Antelope Valley-East Kern Water Agency, Series A-2, 0.870%, VRD	18,380,000	18,380,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.880%, VRD	1,020,000	1,020,000
California State, Series A, Subseries A1-2, 0.830%, VRD	650,000	650,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A, 0.900%, VRD	3,625,000	3,625,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.910%, VRD	7,885,000	7,885,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.640%, VRD	$6,700,000	$6,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.870%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series B, 0.910%, VRD	14,325,000	14,325,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.910%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.890%, VRD	15,000,000	15,000,000
Orange County Water District Certificates of Participation, Series A, 0.900%, VRD	6,935,000	6,935,000
Santa Clara Electric Revenue, Subseries B, 0.920%, VRD	14,045,000	14,045,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.880%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.910%, VRD	1,330,000	1,330,000

		113,800,000

Colorado—2.78%
Denver City & County Certificates of Participation Refunding,
Series A1, 0.860%, VRD	4,205,000	4,205,000
Series A2, 0.860%, VRD	47,900,000	47,900,000
Series A3, 0.860%, VRD	12,395,000	12,395,000

		64,500,000

District of Columbia—1.55%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.870%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.900%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.880%, VRD	$10,820,000	$10,820,000

		35,870,000

Florida—6.41%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.910%, VRD	51,355,000	51,355,000
Gainesville Utilities System Revenue, Series A, 0.920%, VRD	13,550,000	13,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.870%, VRD	16,155,000	16,155,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), Series A1, 0.890%, VRD	67,400,000	67,400,000

		148,460,000

Georgia—1.63%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.900%, VRD	13,700,000	13,700,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.890%, VRD	24,125,000	24,125,000

		37,825,000

Illinois—7.47%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.920%, VRD	37,400,000	37,400,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.920%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.900%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.900%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.920%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.900%, VRD	5,000,000	5,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.900%, VRD	$21,800,000	$21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.910%, VRD	22,950,000	22,950,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.850%, VRD	2,500,000	2,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B, 0.920%, VRD	5,000,000	5,000,000
Series A-2B, 0.920%, VRD	5,000,000	5,000,000
Series A-2D, 0.920%, VRD	5,000,000	5,000,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.900%, VRD	6,650,000	6,650,000

		173,100,000

Indiana—4.41%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.870%, VRD	18,800,000	18,800,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis), Series J, 0.900%, VRD	15,095,000	15,095,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A, 0.910%, VRD	4,800,000	4,800,000
Series C, 0.890%, VRD	11,700,000	11,700,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.920%, VRD	5,875,000	5,875,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A, 0.920%, VRD	6,860,000	6,860,000
Series B, 0.870%, VRD	12,785,000	12,785,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.880%, VRD	26,405,000	26,405,000

		102,320,000

Louisiana—3.08%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A, 0.860%, VRD	20,400,000	20,400,000
Series B, 0.860%, VRD	44,085,000	44,085,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.900%, VRD	$6,945,000	$6,945,000

		71,430,000

Maryland—1.11%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.910%, VRD	8,100,000	8,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 0.870%, VRD	17,700,000	17,700,000

		25,800,000

Massachusetts—3.14%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.880%, VRD	24,660,000	24,660,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.870%, VRD	48,000,000	48,000,000

		72,660,000

Michigan—0.49%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.850%, VRD	7,400,000	7,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.880%, VRD	3,890,000	3,890,000

		11,290,000

Minnesota—1.15%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.900%, VRD	4,000,000	4,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.880%, VRD	22,725,000	22,725,000

		26,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—4.51%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.880%, VRD	$13,500,000	$13,500,000
Series E, 0.890%, VRD	9,600,000	9,600,000
Series I, 0.870%, VRD	950,000	950,000
Series K, 0.890%, VRD	31,330,000	31,330,000
Series L, 0.890%, VRD	10,530,000	10,530,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A, 0.870%, VRD	2,250,000	2,250,000
Series A, 0.900%, VRD	3,380,000	3,380,000
Series B, 0.890%, VRD	200,000	200,000
Series B, 0.900%, VRD	1,800,000	1,800,000
Series E, 0.890%, VRD	12,350,000	12,350,000
Series F, 0.900%, VRD	5,500,000	5,500,000
Series J, 0.880%, VRD	10,200,000	10,200,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 0.680%, VRD	3,000,000	3,000,000

		104,590,000

Missouri—0.96%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.880%, VRD	9,440,000	9,440,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.850%, VRD	2,500,000	2,500,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.900%, VRD	10,225,000	10,225,000

		22,165,000

Nebraska—1.00%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.880%, VRD	11,770,000	11,770,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.880%, VRD	11,400,000	11,400,000

		23,170,000

New Jersey—0.11%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.850%, VRD	2,500,000	2,500,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Mexico—0.62%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.880%, VRD	$14,475,000	$14,475,000

New York—24.98%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.880%, VRD	3,340,000	3,340,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries A-1, 0.860%, VRD	62,985,000	62,985,000
Subseries E-1, 0.850%, VRD	39,355,000	39,355,000
Nassau Health Care Corp. Revenue (County Guaranteed Insured), Series B-1, 0.900%, VRD	13,315,000	13,315,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1, 0.870%, VRD	33,850,000	33,850,000
Series BB-2, 0.880%, VRD	29,835,000	29,835,000
Series BB-5, 0.850%, VRD	4,220,000	4,220,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.890%, VRD	34,355,000	34,355,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C, 0.910%, VRD	23,690,000	23,690,000
Subseries A-4, 0.840%, VRD	12,650,000	12,650,000
Subseries A-4, 0.900%, VRD	28,745,000	28,745,000
Subseries D-4, 0.880%, VRD	36,590,000	36,590,000
New York City,
Series F, Subseries F-3, 0.880%, VRD	44,000,000	44,000,000
Subseries L-3, 0.880%, VRD	16,600,000	16,600,000
Subseries L-4, 0.870%, VRD	32,465,000	32,465,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.890%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University),
Series A, 0.880%, VRD	3,800,000	3,800,000
Series B, 0.850%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.870%, VRD	9,520,000	9,520,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A, 0.890%, VRD	31,705,000	31,705,000
Series A-2, 0.890%, VRD	14,500,000	14,500,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.910%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.890%, VRD	8,285,000	8,285,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.870%, VRD	46,050,000	46,050,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.890%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.900%, VRD	6,800,000	6,800,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.900%, VRD	7,830,000	7,830,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.920%, VRD	4,000,000	4,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.900%, VRD	4,300,000	4,300,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.870%, VRD	5,845,000	5,845,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.850%, VRD	3,400,000	3,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.850%, VRD	1,740,000	1,740,000

		578,990,000

North Carolina—0.70%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.870%, VRD	16,300,000	16,300,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—2.93%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.900%, VRD	$3,685,000	$3,685,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.920%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.890%, VRD	7,795,000	7,795,000
Columbus Sewer Revenue, Series B, 0.880%, VRD	9,100,000	9,100,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.900%, VRD	20,225,000	20,225,000
Ohio (Common Schools),
Series A, 0.880%, VRD	3,225,000	3,225,000
Series B, 0.880%, VRD	15,240,000	15,240,000
Series D, 0.910%, VRD	2,200,000	2,200,000

		67,870,000

Oregon—0.31%
Oregon Health & Science University Revenue, Series C, 0.870%, VRD	7,200,000	7,200,000

Pennsylvania—3.30%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.860%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.920%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.870%, VRD	16,650,000	16,650,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.870%, VRD	8,365,000	8,365,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 0.870%, VRD	14,650,000	14,650,000
Series B-3, 0.910%, VRD	5,400,000	5,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.920%, VRD	9,235,000	9,235,000

		76,400,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Rhode Island—0.25%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.850%, VRD	$5,725,000	$5,725,000

Tennessee—0.95%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 0.980%, VRD	15,000,000	15,000,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.930%, VRD	7,000,000	7,000,000

		22,000,000

Texas—7.99%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.870%, VRD	17,615,000	17,615,000
Subseries C-2, 0.870%, VRD	4,275,000	4,275,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1, 0.870%, VRD	29,060,000	29,060,000
Series A-2, 0.870%, VRD	26,785,000	26,785,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.890%, VRD	6,450,000	6,450,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.920%, VRD	9,500,000	9,500,000
Texas State, Veteran Bonds, 0.910%, VRD	8,000,000	8,000,000
University of Texas Permanent University (Funding System), Series A, 0.870%, VRD	58,450,000	58,450,000
University of Texas Revenues (Financing Systems), Series B, 0.870%, VRD	24,990,000	24,990,000

		185,125,000

Utah—2.04%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.830%, VRD	28,300,000	28,300,000
0.840%, VRD	19,025,000	19,025,000

		47,325,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.02%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.890%, VRD	$13,595,000	$13,595,000
Lynchburg Industrial Development Authority Revenue (Central Health Care, Inc.), Series B, 0.910%, VRD	10,000,000	10,000,000

		23,595,000

Wisconsin—0.80%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 0.890%, VRD	18,450,000	18,450,000
Total municipal bonds and notes (cost—$2,161,415,000)		2,161,415,000

Tax-exempt commercial paper—6.64%
California—1.38%
County of Los Angeles, 3.000%, due 06/30/17	15,000,000	15,053,917
San Diego County Water Authority, 0.720%, due 05/01/17	12,000,000	12,000,000
State of California, 0.920%, due 06/22/17	5,000,000	5,000,000

		32,053,917

Colorado—0.43%
Colorado State Education Loan Program, 4.000%, due 06/29/17	10,000,000	10,050,923

Connecticut—0.22%
Connecticut State Health & Educational Facilities Authority, 0.920%, due 05/09/17	5,000,000	5,000,000

District of Columbia—0.48%
Washington D.C. Metropolitan Airport Authority,
0.940%, due 06/22/17	8,000,000	8,000,000
0.780%, due 06/06/17	3,000,000	3,000,000

		11,000,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Florida—0.43%
Pinellas County School Board, 2.000%, due 06/30/17	$10,000,000	$10,018,693

Illinois—0.69%
Illinois Educational Facilities Authority Revenue, 0.740%, due 05/02/17	16,000,000	16,000,000

Massachusetts—0.86%
Commonwealth of Massachusetts,
2.000%, due 05/22/17	10,000,000	10,006,495
2.000%, due 06/26/17	10,000,000	10,018,702

		20,025,197

New York—0.64%
East Hampton Union Free School District, 2.000%, due 06/27/17	11,000,000	11,021,469
New York State Power Authority, 0.920%, due 05/18/17	3,744,000	3,744,000

		14,765,469

Texas—1.51%
Methodist Hospital,
0.920%, due 05/24/17	15,000,000	15,000,000
0.830%, due 05/10/17	8,000,000	8,000,000
University of Texas,
0.740%, due 05/03/17	5,000,000	5,000,000
0.780%, due 05/04/17	7,000,000	7,000,000

		35,000,000
Total tax-exempt commercial paper (cost—$153,914,199)		153,914,199
Total investments (cost—$2,315,329,199 which approximates cost for federal income tax purposes)—99.90%		2,315,329,199

Other assets in excess of liabilities—0.10%		2,405,236
Net assets—100.00%		$2,317,734,435

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 25.

Tax-Free Master Fund

Portfolio of investments—April 30, 2017

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,161,415,000	$—	$2,161,415,000
Tax-exempt commercial paper	—	153,914,199	—	153,914,199
Total	$—	$2,315,329,199	$—	$2,315,329,199

At April 30, 2017, there were no transfers between Level 1 and Level 2.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2017 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2017

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$2,632,218,580; $11,862,754,441; $7,486,251,882; $1,188,085,143 and $2,315,329,199, respectively)	$2,632,865,047	$11,862,754,441	$7,486,251,882	$1,188,085,143	$2,315,329,199
Repurchase agreements, at value (cost—$526,935,000; $5,376,224,000; $9,290,497,000; $147,681,000 and $0, respectively)	526,935,000	5,376,224,000	9,290,497,000	147,681,000	—
Total investments in securities, at value (cost—$3,159,153,580; $17,238,978,441; $16,776,748,882; $1,335,766,143 and $2,315,329,199, respectively)	$3,159,800,047	$17,238,978,441	$16,776,748,882	$1,335,766,143	$2,315,329,199
Cash	47	134,000,637	57,000,241	1,002	87,284
Receivable for investments sold	—	—	1,325,000,000	—	—
Receivable for interest	1,466,470	8,587,920	37,728,697	493,731	2,501,922
Total assets	3,161,266,564	17,381,566,998	18,196,477,820	1,336,260,876	2,317,918,405

Liabilities:
Payable to affiliate	148,765	1,468,895	1,483,141	103,152	183,970
Total liabilities	148,765	1,468,895	1,483,141	103,152	183,970

Net assets, at value	$3,161,117,799	$17,380,098,103	$18,194,994,679	$1,336,157,724	$2,317,734,435

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2017

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$47,784,167	$75,886,367	$75,649,633	$7,416,318	$8,964,760
Expenses:
Investment advisory and administration fees	7,796,755	14,826,310	15,281,221	945,229	1,459,837
Trustees’ fees	80,275	123,495	161,872	27,771	32,398
Total expenses	7,877,030	14,949,805	15,443,093	973,000	1,492,235
Fee waivers by investment advisor	(705,620)	(2,848,652)	—	—	—
Net expenses	7,171,410	12,101,153	15,443,093	973,000	1,492,235
Net investment income	40,612,757	63,785,214	60,206,540	6,443,318	7,472,525
Net realized gain	1,410,069	461,078	207,023	6,162	—
Net change in unrealized appreciation/depreciation	646,467	—	—	—	—
Net increase in net assets resulting from operations	$42,669,293	$64,246,292	$60,413,563	$6,449,480	$7,472,525

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the years ended April 30,		For the period from June 24, 2016[1] to April 30, 2017
	2017	2016
From operations:

Net investment income	$40,612,757	$39,351,690	$63,785,214
Net realized gain	1,410,069	228,755	461,078
Net change in unrealized appreciation/depreciation	646,467	—	—
Net increase in net assets resulting from operations	42,669,293	39,580,445	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(14,078,817,840)	3,037,555,323	17,315,851,811
Net increase (decrease) in net assets	(14,036,148,547)	3,077,135,768	17,380,098,103
Net assets:

Beginning of year/period	17,197,266,346	14,120,130,578	—
End of year/period	$3,161,117,799	$17,197,266,346	$17,380,098,103

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the years ended April 30,		For the years ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016	For the years ended April 30,
2017	2016			2017	2016

$60,206,540	$9,636,567	$6,443,318	$312,627	$7,472,525	$437,876
207,023	935,343	6,162	—	—	70,058
—	—	—	—	—	—
60,413,563	10,571,910	6,449,480	312,627	7,472,525	507,934
6,250,670,117	(762,944,902)	836,608,628	492,786,989	933,174,322	21,560,886
6,311,083,680	(752,372,992)	843,058,108	493,099,616	940,646,847	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$18,194,994,679	$11,883,910,999	$1,336,157,724	$493,099,616	$2,317,734,435	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.52%	0.26%	0.11%	0.11%	0.19%
Supplemental data:
Total investment return[1]	0.64%	0.26%	0.11%	0.11%	0.19%
Net assets, end of year (000’s)	$3,161,118	$17,197,266	$14,120,131	$15,763,737	$19,137,609

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.43%[2]
Supplemental data:
Total investment return[3]	0.35%
Net assets, end of period (000’s)	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.09%	0.06%	0.06%	0.10%[1]
Net investment income	0.39%	0.08%	0.01%	0.01%	0.05%
Supplemental data:
Total investment return[2]	0.38%	0.09%	0.01%	0.01%	0.05%
Net assets, end of year (000’s)	$18,194,995	$11,883,911	$12,636,284	$12,511,157	$12,225,550

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.00%[2,3]
Net investment income	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.62%	0.12%
Net assets, end of period (000’s)	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2017	2016	2015	2014	2013
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.04%	0.04%	0.07%	0.10%[1]
Net investment income	0.50%	0.03%	0.01%	0.01%	0.06%
Supplemental data:
Total investment return[2]	0.46%	0.03%	0.01%	0.02%	0.07%
Net assets, end of year (000’s)	$2,317,734	$1,377,088	$1,355,019	$1,391,038	$1,556,326

[1]	Waiver by advisor represents less than 0.005%.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. Management has evaluated relevant conditions and events, which are known and reasonably knowable, and has determined that there are no conditions and events that raise substantial doubt about the Fund’s ability to continue as a going concern.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions

Master Trust

Notes to financial statements

from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended April 30, 2017, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Master Trust

Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2017, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$263,814
Government Master Fund	1,506,592
Treasury Master Fund	1,524,138
Prime CNAV Master Fund	109,986
Tax-Free Master Fund	192,510

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2017, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees and expenses as follows:

Fund
Prime Master Fund	$9,516
Government Master Fund	37,697
Treasury Master Fund	40,997
Prime CNAV Master Fund	6,834
Tax-Free Master Fund	8,540

Master Trust

Notes to financial statements

Effective November 1, 2016 through January 31, 2017, with respect to Prime Master Fund only, UBS AM had agreed to voluntarily waive 0.06% of its management fee. Effective February 1, 2017 through June 30, 2017, with respect to Prime Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At April 30, 2017, UBS AM owed Prime Master Fund, and for the period November 1, 2016 through to April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$105,533	$705,620

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.04% of its management fee. Effective January 1, 2017 through January 31, 2017, with respect to Government Master Fund only, UBS AM had agreed to voluntarily waive 0.02% of its management fee. At April 30, 2017, UBS AM owed Government Master Fund, and for the period ended April 30, 2017, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$—	$2,848,652

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2017, and during the period ended April 30, 2017, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2017, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	483,155,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Master Trust

Notes to financial statements

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$18,343,964,701	$47,016,868,030
Withdrawals	(32,422,782,541)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,078,817,840)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$51,345,380,769
Withdrawals	(34,029,528,958)
Net increase in beneficial interest	$17,315,851,811

Treasury Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$38,470,416,999	$28,255,411,545
Withdrawals	(32,219,746,882)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$6,250,670,117	$(762,944,902)

Prime CNAV Master Fund

	For the year ended April 30, 2017	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,943,132,148	$566,064,862
Withdrawals	(1,106,523,520)	(73,277,873)
Net increase in beneficial interest	$836,608,628	$492,786,989

Tax-Free Master Fund

	For the years ended April 30,
	2017	2016
Contributions	$3,412,226,666	$1,598,987,976
Withdrawals	(2,479,052,344)	(1,577,427,090)
Net increase in beneficial interest	$933,174,322	$21,560,886

[1]	Commencement of operations.

Master Trust

Notes to financial statements

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2017, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2017, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (the five series constituting Master Trust (the “Trust”)) as of April 30, 2017, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund at April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 29, 2017

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same UBS Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Meyer Feldberg††; 75 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 15 investment companies (consisting of 55 portfolios) for which UBS AM or an affiliate serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

Master Trust

Supplemental information (unaudited)

Independent Trustees

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Richard Q. Armstrong; 81 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 2007	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
Alan S. Bernikow; 76 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also the lead director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 70 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, Address, and age	Position(s) held with trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by Trustee
Bernard H. Garil; 76 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).
Heather R. Higgins; 57 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	None
David Malpass; 61 c/o Keith A. Weller Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company) (and serves as a member of its audit committee).

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 51	Chief Compliance Officer	Since 2014	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director (from 2007 to 2015)) at UBS AM and UBS Asset Management (US) Inc. (collectively, “UBS AM—Americas region”). Mr. Allessie is head of compliance and operational risk control for the UBS Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS AM—Americas region (from 2005 to 2014). Mr. Allessie is the chief compliance officer (prior to which he was interim chief compliance officer (from January to July 2014)) and had served as a vice president and assistant secretary (from 2005 to 2016) of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Rose Ann Bubloski*; 49	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and senior manager of registered fund product control of UBS AM—Americas region. She is vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver*; 53	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Mr. Carver is president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo*; 39	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Thomas Disbrow*; 51	Vice President and Treasurer	Since 2007	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director (from 2007 to 2011)) and since January 2016 is global head of registered fund product control (prior to which he was head of the North American fund treasury administration department of UBS AM—Americas region (from 2011-2015)). Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III*; 60	Vice President	Since 2007	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head from June 2017 to present). Mr. Gerry is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande*; 53	Vice President	Since May 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM— Americas region. Mr. Grande is a vice president of two investment companies (consisting of 25 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper**; 59	Vice President and Secretary	Since 2007	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2006 and 2004 respectively). He has been secretary or assistant secretary of UBS AM—(Americas) Inc., and UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 49	Vice President and Assistant Treasurer	Since 2007	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and a senior manager (since 2004) of registered fund product control of UBS AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Tammie Lee*; 46	Vice President and Assistant Secretary	Since 2007	Ms. Lee is an executive director with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2010) (prior to which she was a director) (from 2005 to 2010)) and associate general counsel (since 2005). Ms. Lee is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
William T. MacGregor*; 41	Vice President and Assistant Secretary	Since 2015	Mr. MacGregor is an executive director and deputy general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since September 2015). From June 2012 through July 2015, Mr. MacGregor was Senior Vice President, Secretary and Associate General Counsel of AXA Equitable Funds Management Group, LLC and from May 2008 through July 2015, Mr. MacGregor was Lead Director and Associate General Counsel of AXA Equitable Life Insurance Company. Mr. MacGregor is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent*; 39	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was a director (since 2010)), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of four investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy Osborn*; 51	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of registered fund product control of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino**; 43	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (from 2007 to 2010)), global head of liquidity, portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of four investment companies (consisting of 29 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders*; 51	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak**; 33	Vice President	Since 2016	Mr. Walczak is an executive director (since January 2016), head of US taxable money markets (since January 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of five investment companies (consisting of 44 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller*; 55	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)
Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 33	Vice President	Since 2013	Ms. Yu is an associate director (since 2015) (prior to which she was an authorized officer (from 2012 to 2015)) and tax compliance manager (since 2013) of registered fund product control of UBS AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS AM—Americas region. Ms. Yu is a vice president of 13 investment companies (consisting of 73 portfolios) for which UBS AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Thomas Disbrow

Vice President and Treasurer

Lisa M. DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Manager for the Master Funds

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

©UBS 2017. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2017 and April 30, 2016, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $227,723 and $165,531, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2017and April 30, 2016, the aggregate audit-related fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $14,310 and $8,850, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2016 and 2015 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2017 and April 30, 2016, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $33,560 and $25,950 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2017 and April 30, 2016, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the

Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017and April 30, 2016 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017 and April 30, 2016 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2017and April 30, 2016 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended April 30, 2017, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)	For the fiscal years ended April 30, 2017 and April 30, 2016, the aggregate fees billed by EY of $172,870 and $336,847, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2017	2016
Covered Services	$47,870	$34,800
Non-Covered Services	125,000	302,047

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust
By:	/s/ Mark E. Carver
Mark E. Carver
President
Date:	July 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President
Date:	July 10, 2017
By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer
Date:	July 10, 2017